INTENGIABLE ASSETS	12 Months Ended
Dec. 31, 2014
INTENGIABLE ASSETS [Abstract]
INTENGIABLE ASSETS

NOTE 5:-   INTENGIABLE ASSETS

Intangible assets arose from the acquisition of the business from eGistics in July 2014 (see Note 1d).

a.      Identifiable intangible assets:

	December 31,
	2013	2014
Original amount:
Customer relations	$-	$3,997
Technology	-	3,005

	-	7,002
Accumulated amortization:
Customer relations	-	239
Technology	-	470

	-	709

	$-	$6,293

b.      Amortization expenses amounted to $ 709 for the year ended December 31, 2014. During 2012 and 2013 no amortization cost were recorded.

c.      Estimated amortization expenses of intangible assets for the year ended:

December 31,	Other intangible assets

2015	$1,235
2016	1,435
2017	1,270
2018	649
2019	615
2020 and thereafter	1,089

$6,293